CONSOLIDATED GEOGRAPHIC BUSINESS SEGMENTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales by shipment destination:
Sales	CAD 1,991.1	CAD 1,109.3	CAD 1,051.4
Property, plant and equipment by geographic location:
Property, plant and equipment	456.9	379.3	412.2
Canada [Member]
Sales by shipment destination:
Sales	142.7	108.6	121.6
Property, plant and equipment by geographic location:
Property, plant and equipment	0.0	379.3
United States [Member]
Sales by shipment destination:
Sales	1,312.7	532.0	523.9
Property, plant and equipment by geographic location:
Property, plant and equipment	106.7	0.0
Asia and Australasia [Member]
Sales by shipment destination:
Sales	371.3	361.5	303.0
Latin America [Member]
Sales by shipment destination:
Sales	161.7	106.7	102.7
Europe and other [Member]
Sales by shipment destination:
Sales	2.7	0.5	0.2
Coated Papers [Member]
Sales by shipment destination:
Sales	1,033.8	181.7	176.4
Coated Papers [Member] | Canada [Member]
Sales by shipment destination:
Sales	57.8	11.9	10.6
Coated Papers [Member] | United States [Member]
Sales by shipment destination:
Sales	907.7	155.5	148.1
Coated Papers [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	7.7	8.4	10.8
Coated Papers [Member] | Latin America [Member]
Sales by shipment destination:
Sales	59.3	5.9	6.9
Coated Papers [Member] | Europe and other [Member]
Sales by shipment destination:
Sales	1.3	0.0	0.0
Newsprint [Member]
Sales by shipment destination:
Sales	235.5	237.9	192.3
Newsprint [Member] | Canada [Member]
Sales by shipment destination:
Sales	41.4	48.1	41.7
Newsprint [Member] | United States [Member]
Sales by shipment destination:
Sales	57.3	53.4	40.1
Newsprint [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	64.4	64.1	42.3
Newsprint [Member] | Latin America [Member]
Sales by shipment destination:
Sales	72.4	72.3	68.2
Newsprint [Member] | Europe and other [Member]
Sales by shipment destination:
Sales	0.0	0.0	0.0
Pulp [Member]
Sales by shipment destination:
Sales	278.8	264.7	224.0
Pulp [Member] | Canada [Member]
Sales by shipment destination:
Sales	0.0	0.0	0.0
Pulp [Member] | United States [Member]
Sales by shipment destination:
Sales	10.1	1.1	0.0
Pulp [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	267.5	263.3	223.8
Pulp [Member] | Latin America [Member]
Sales by shipment destination:
Sales	0.0	0.2	0.0
Pulp [Member] | Europe and other [Member]
Sales by shipment destination:
Sales	1.2	0.1	0.2
Uncoated Papers [Member]
Sales by shipment destination:
Sales	382.5	425.0	458.7
Uncoated Papers [Member] | Canada [Member]
Sales by shipment destination:
Sales	42.5	48.6	69.3
Uncoated Papers [Member] | United States [Member]
Sales by shipment destination:
Sales	293.0	322.0	335.7
Uncoated Papers [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	19.0	25.7	26.1
Uncoated Papers [Member] | Latin America [Member]
Sales by shipment destination:
Sales	27.8	28.3	27.6
Uncoated Papers [Member] | Europe and other [Member]
Sales by shipment destination:
Sales	0.2	CAD 0.4	CAD 0.0
Other [Member]
Sales by shipment destination:
Sales	60.5
Other [Member] | Canada [Member]
Sales by shipment destination:
Sales	1.0
Other [Member] | United States [Member]
Sales by shipment destination:
Sales	44.6
Other [Member] | Asia and Australasia [Member]
Sales by shipment destination:
Sales	12.7
Other [Member] | Latin America [Member]
Sales by shipment destination:
Sales	2.2
Other [Member] | Europe and other [Member]
Sales by shipment destination:
Sales	CAD 0.0